Retirement and Welfare Benefits (Details) - Retirement and Welfare Benefits [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement and Welfare Benefits (Details) [Line Items]
Provision for employee benefits	$ 3,429,528	$ 457,998	$ 734,917
Cost of revenue	209,120	20,545	34,240
Selling and marketing expenses	591,410	90,542	228,140
General and administrative expenses	456,370	83,886	156,129
Research and development expenses	$ 2,172,628	$ 263,025	$ 316,408